Quarterly Holdings Report
for
Fidelity Freedom® 2035 Fund
December 31, 2025
F35-NPRT3-0226
1.811348.121
Bond Funds - 29.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	1,357,397	13,356,781
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	91,009,973	689,855,598
Fidelity Series Emerging Markets Debt Fund (b)	18,402,108	156,969,979
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	4,871,596	46,475,024
Fidelity Series Floating Rate High Income Fund (b)	2,695,973	23,724,562
Fidelity Series High Income Fund (b)	17,716,152	157,850,914
Fidelity Series International Credit Fund (b)	1,289,451	10,895,864
Fidelity Series International Developed Markets Bond Index Fund (b)	166,438,992	1,411,402,649
Fidelity Series Investment Grade Bond Fund (b)	529,595,908	5,396,582,304
Fidelity Series Long-Term Treasury Bond Index Fund (b)	259,140,610	1,396,767,890
Fidelity Series Real Estate Income Fund (b)	2,718,855	27,487,628
TOTAL BOND FUNDS (Cost $10,179,441,768)		9,331,369,193

Domestic Equity Funds - 39.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	33,621,073	468,005,341
Fidelity Series Blue Chip Growth Fund (b)	56,098,013	1,289,132,343
Fidelity Series Commodity Strategy Fund (b)	2,180,590	210,972,039
Fidelity Series Growth Company Fund (b)	84,579,689	2,305,642,318
Fidelity Series Intrinsic Opportunities Fund (b)	28,143,287	299,163,143
Fidelity Series Large Cap Stock Fund (b)	85,839,561	2,291,916,285
Fidelity Series Large Cap Value Index Fund (b)	37,488,784	683,420,524
Fidelity Series Opportunistic Insights Fund (b)	53,950,328	1,376,272,875
Fidelity Series Small Cap Core Fund (b)	5,009,859	67,733,293
Fidelity Series Small Cap Discovery Fund (b)	17,678,407	194,285,691
Fidelity Series Small Cap Opportunities Fund (b)	27,015,934	438,198,452
Fidelity Series Stock Selector Large Cap Value Fund (b)	104,978,033	1,524,281,033
Fidelity Series Value Discovery Fund (b)	81,440,467	1,386,931,146
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,640,128,697)		12,535,954,483

International Equity Funds - 29.8%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	43,861,287	866,260,410
Fidelity Series Emerging Markets Fund (b)	49,848,650	585,223,156
Fidelity Series Emerging Markets Opportunities Fund (b)	95,279,155	2,348,631,169
Fidelity Series International Growth Fund (b)	90,235,956	1,724,409,110
Fidelity Series International Small Cap Fund (b)	20,765,077	371,487,236
Fidelity Series International Value Fund (b)	111,282,822	1,736,012,023
Fidelity Series Overseas Fund (b)	115,602,719	1,725,948,592
Fidelity Series Select International Small Cap Fund (b)	1,807,664	24,981,920
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,220,851,463)		9,382,953,616

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/22/2026 (d)	3.80 to 3.83	40,170,000	40,090,702
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	31,610,000	31,526,525
US Treasury Bills 0% 3/12/2026 (d)	3.61 to 3.64	400,000	397,281
US Treasury Bills 0% 3/19/2026 (d)	3.56	4,800,000	4,764,263
US Treasury Bills 0% 3/5/2026 (d)	3.65 to 3.67	1,440,000	1,431,234
TOTAL U.S. TREASURY OBLIGATIONS (Cost $78,190,206)			78,210,005

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	34,081,984	34,088,800
Fidelity Series Government Money Market Fund (b)(f)	3.84	139,457,549	139,457,549
TOTAL MONEY MARKET FUNDS (Cost $173,547,223)			173,546,349

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $24,292,159,357)	31,502,033,646
NET OTHER ASSETS (LIABILITIES) - 0.0%	(14,978,034)
NET ASSETS - 100.0%	31,487,055,612

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	191	3/2026	27,715,055	34,654

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	11,947	3/2026	1,371,104,922	(7,790,160)
CBOT US Treasury Long Bond Contracts (United States)	2,048	3/2026	235,968,000	(2,741,285)

TOTAL INTEREST RATE CONTRACTS				(10,531,445)

TOTAL LONG				(10,496,791)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	1,985	3/2026	247,926,500	4,734,240
CME E-Mini S&P 500 Index Contracts (United States)	1,315	3/2026	453,181,875	(63,715)
ICE MSCI Emerging Markets Index Contracts (United States)	427	3/2026	30,133,390	5,321

TOTAL SHORT				4,675,846

TOTAL FUTURES CONTRACTS				(5,820,945)
The notional amount of long futures as a percentage of Net Assets is 5.2%.
The notional amount of short futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $77,950,518.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	117,567,050	448,469,663	531,947,851	1,554,740	812	(874)	34,088,800	34,081,984	0.1%
Total	117,567,050	448,469,663	531,947,851	1,554,740	812	(874)	34,088,800

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	13,584,866	829,527	910,358	529,683	18,084	(165,338)	13,356,781	1,357,397
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	371,133,986	353,802,188	21,633,889	24,859,008	(311,303)	(13,135,384)	689,855,598	91,009,973
Fidelity Series All-Sector Equity Fund	372,977,167	57,624,423	40,934,031	25,124,090	3,848,818	74,488,964	468,005,341	33,621,073
Fidelity Series Blue Chip Growth Fund	1,091,646,026	90,240,303	238,103,167	48,189,941	26,628,140	318,721,041	1,289,132,343	56,098,013
Fidelity Series Canada Fund	582,569,766	174,202,485	31,386,592	17,511,995	7,288,558	133,586,193	866,260,410	43,861,287
Fidelity Series Commodity Strategy Fund	54,687,795	156,228,542	2,648,374	1,653,469	63,023	2,641,053	210,972,039	2,180,590
Fidelity Series Emerging Markets Debt Fund	139,600,356	13,964,645	6,615,019	6,901,222	222,346	9,797,651	156,969,979	18,402,108
Fidelity Series Emerging Markets Debt Local Currency Fund	41,583,071	3,875,384	1,866,637	3,035,681	61,781	2,821,425	46,475,024	4,871,596
Fidelity Series Emerging Markets Fund	525,195,141	30,464,087	113,921,860	14,272,828	16,021,940	127,463,848	585,223,156	49,848,650
Fidelity Series Emerging Markets Opportunities Fund	2,102,045,888	104,216,685	441,324,143	59,361,396	74,632,974	509,059,765	2,348,631,169	95,279,155
Fidelity Series Floating Rate High Income Fund	23,007,756	1,999,346	1,174,769	1,399,716	(3,896)	(103,875)	23,724,562	2,695,973
Fidelity Series Government Money Market Fund	-	140,463,943	1,006,394	432,591	-	-	139,457,549	139,457,549
Fidelity Series Growth Company Fund	1,994,488,031	295,307,978	559,968,765	220,112,984	109,111,674	466,703,400	2,305,642,318	84,579,689
Fidelity Series High Income Fund	146,758,671	11,733,925	6,842,004	8,495,842	188,134	6,012,188	157,850,914	17,716,152
Fidelity Series International Credit Fund	10,531,588	489,586	202,746	489,587	1,823	75,613	10,895,864	1,289,451
Fidelity Series International Developed Markets Bond Index Fund	1,174,281,459	313,775,584	53,986,624	52,482,313	(792,754)	(21,875,016)	1,411,402,649	166,438,992
Fidelity Series International Growth Fund	1,511,697,622	247,175,166	150,030,424	137,120,834	25,070,892	90,495,854	1,724,409,110	90,235,956
Fidelity Series International Small Cap Fund	372,528,753	50,380,394	81,790,755	49,630,310	15,385,103	14,983,741	371,487,236	20,765,077
Fidelity Series International Value Fund	1,661,286,377	211,612,983	379,818,730	176,760,821	118,898,794	124,032,599	1,736,012,023	111,282,822
Fidelity Series Intrinsic Opportunities Fund	288,833,264	36,885,017	35,086,821	32,995,667	277,392	8,254,291	299,163,143	28,143,287
Fidelity Series Investment Grade Bond Fund	4,554,641,616	1,026,857,572	246,558,684	160,893,846	4,033,820	57,607,980	5,396,582,304	529,595,908
Fidelity Series Large Cap Stock Fund	1,965,416,712	290,294,075	331,664,888	214,949,660	53,177,155	314,693,231	2,291,916,285	85,839,561
Fidelity Series Large Cap Value Index Fund	601,529,797	74,480,742	52,454,752	23,132,673	5,897,925	53,966,812	683,420,524	37,488,784
Fidelity Series Long-Term Treasury Bond Index Fund	1,402,705,859	181,684,200	158,262,211	41,419,588	(37,672,557)	8,312,599	1,396,767,890	259,140,610
Fidelity Series Opportunistic Insights Fund	1,182,960,658	237,048,131	178,236,040	194,287,920	37,124,308	97,375,818	1,376,272,875	53,950,328
Fidelity Series Overseas Fund	1,533,714,611	223,967,906	97,288,335	144,564,192	23,467,093	42,087,317	1,725,948,592	115,602,719
Fidelity Series Real Estate Income Fund	26,453,908	1,925,825	1,243,291	1,326,107	18,851	332,335	27,487,628	2,718,855
Fidelity Series Select International Small Cap Fund	4,934,823	16,995,895	657,726	723,557	59,376	3,649,552	24,981,920	1,807,664
Fidelity Series Small Cap Core Fund	61,287,780	1,188,399	9,424,038	551,143	34,862	14,646,290	67,733,293	5,009,859
Fidelity Series Small Cap Discovery Fund	183,545,472	20,749,551	23,445,907	18,994,176	(232,127)	13,668,702	194,285,691	17,678,407
Fidelity Series Small Cap Opportunities Fund	404,442,650	23,232,298	72,568,011	19,387,646	9,692,438	73,399,077	438,198,452	27,015,934
Fidelity Series Stock Selector Large Cap Value Fund	1,334,481,499	227,223,370	130,616,787	110,574,677	9,815,156	83,377,795	1,524,281,033	104,978,033
Fidelity Series Value Discovery Fund	1,236,069,080	176,984,679	135,641,305	76,682,159	14,216,175	95,302,517	1,386,931,146	81,440,467
	26,970,622,048	4,797,904,834	3,607,314,077	1,888,847,322	516,243,998	2,712,278,038	31,389,734,841

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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